Summary of Significant Accounting Policies - Schedule of Guarantee and Quality Assurance Fund Receivable Movement Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounting Policies [Abstract]
Opening balance	¥ 1,152,769		¥ 286,812	¥ 115,484
Fair value of newly written quality assurance obligation	5,313,489		3,318,432	634,899
Quality assurance obligation contribution received from borrowers	(4,244,259)		(2,479,428)	(470,497)
Gain from quality assurance	(157,633)		26,953	6,926
Ending balance	¥ 2,064,366	$ 300,250	¥ 1,152,769	¥ 286,812